Bank Loans (Details)																	1 Months Ended		3 Months Ended		12 Months Ended
	Sep. 06, 2022 USD ($)	Sep. 06, 2022 TWD ($)	Sep. 06, 2022 USD ($)	Jul. 14, 2022 USD ($)	Jul. 14, 2022 TWD ($)	Jan. 14, 2022 USD ($)	Jan. 14, 2022 TWD ($)	Oct. 31, 2021 USD ($)	Sep. 06, 2021 USD ($)	Sep. 06, 2021 TWD ($)	Sep. 06, 2020 USD ($)	Sep. 06, 2019 USD ($)	Jan. 08, 2019 USD ($)	Oct. 01, 2018 USD ($)	Sep. 06, 2017	Jun. 12, 2017 USD ($)	Jul. 19, 2017 USD ($)	Jun. 28, 2016 USD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jul. 14, 2023 USD ($)	Jan. 14, 2023 USD ($)	Jan. 14, 2023 TWD ($)	Sep. 06, 2022 TWD ($)	Jul. 14, 2022 TWD ($)	Sep. 24, 2021 USD ($)	Jul. 15, 2021 USD ($)	Jul. 15, 2021 TWD ($)	Jan. 15, 2021 USD ($)	Jan. 15, 2021 TWD ($)	Dec. 03, 2020 USD ($)	Oct. 03, 2020 USD ($)	Sep. 06, 2020 TWD ($)	Jul. 17, 2020 USD ($)	Jul. 17, 2020 TWD ($)	Apr. 08, 2020 USD ($)	Jan. 19, 2020 USD ($)	Jan. 19, 2020 TWD ($)	Sep. 06, 2019 TWD ($)	Jul. 18, 2019 USD ($)	Jul. 18, 2019 TWD ($)	Jan. 31, 2019	Jan. 21, 2019 USD ($)	Oct. 01, 2018 TWD ($)	Sep. 06, 2018 USD ($)	Sep. 06, 2018 TWD ($)	Jul. 19, 2017 TWD ($)	Jun. 12, 2017 TWD ($)	Jun. 28, 2016 TWD ($)
Bank Loans (Details) [Line Items]
Aggregate amount																																													$ 1,000,000
Debt instrument term	1 year	1 year							1 year	1 year
Principal amount	$ 246,000	$ 7,500,000		$ 656,000	$ 20,000,000	$ 656,000	$ 20,000,000	$ 650,000	$ 246,000	$ 7,500,000
Interest expenses																			$ 31,587		$ 0
Maturity date																	Jul. 18, 2019		Nov. 30, 2022
Received loan amount																																		$ 350,000				$ 350,000
Bears interest rate																													1.68%	1.68%														12.00%	5.00%
Outstanding balance																					1,000,000
Principal amount				$ 650,000					$ 243,750																		$ 20,000,000																		$ 1,000,000
Principal amount	$ 243,750		$ 243,750																							$ 7,500,000
Loan agreement			1 year
Interest at a fixed rate																													2.00%	2.00%
Cathay Bank [Member]
Bank Loans (Details) [Line Items]
Bears interest rate																																													1.00%
Interest expenses																					46,957	$ 18,143
Outstanding loan balance																					1,000,000
Cathay United Bank [Member]
Bank Loans (Details) [Line Items]
Interest expenses																					5,960	5,639
CTBC Bank [Member]
Bank Loans (Details) [Line Items]
Interest expenses																					$ 12,220	$ 12,029
Forecast [Member]
Bank Loans (Details) [Line Items]
Principal amount																								$ 650,000	$ 20,000,000
Principal amount																							$ 650,000
Interest at a fixed rate																								2.50%	2.50%
Cathay United Loan Agreement [Member]
Bank Loans (Details) [Line Items]
Aggregate amount											$ 246,000	$ 246,000		$ 246,000				$ 246,000																													$ 246,000
Bear interest rate																		1.15%
Debt instrument term											1 year	1 year		1 year	1 year
Maturity date																		Jun. 28, 2017
Bears interest rate																		1.15%																																	1.15%
Principal amount											$ 243,750	$ 243,750		$ 243,750				$ 243,750																													$ 243,750
Cathay United Loan Agreement [Member] | NT [Member]
Bank Loans (Details) [Line Items]
Aggregate amount																																			$ 7,500,000						$ 7,500,000					$ 7,500,000		$ 7,500,000			$ 7,500,000
Principal amount																																			$ 7,500,000						$ 7,500,000					$ 7,500,000		$ 7,500,000			$ 7,500,000
Cathay United Bank [Member]
Bank Loans (Details) [Line Items]
Bear interest rate																			2.67%		2.67%
Interest expenses																			$ 1,649	$ 1,386
Bears interest rate																					2.67%	2.10%
CTBC Bank [Member]
Bank Loans (Details) [Line Items]
Aggregate amount																$ 328,000	$ 328,000												$ 656,000		$ 656,000					$ 656,000			$ 656,000			$ 656,000
Bear interest rate																			2.50%
Debt instrument term																	1 year
Interest expenses																			$ 3,831	2,958
Maturity date																Jan. 19, 2018
Principal amount																$ 325,000	$ 325,000												$ 650,000		$ 650,000					$ 650,000			$ 650,000			$ 650,000
CTBC Bank [Member] | NT [Member]
Bank Loans (Details) [Line Items]
Aggregate amount																														$ 20,000,000		$ 20,000,000					$ 20,000,000			$ 20,000,000			$ 20,000,000						$ 10,000,000	$ 10,000,000
Principal amount																														$ 20,000,000		$ 20,000,000					$ 20,000,000			$ 20,000,000			$ 20,000,000						$ 10,000,000	$ 10,000,000
Loan Agreement [Member]
Bank Loans (Details) [Line Items]
Received loan amount																																													$ 500,000
Exceeding amount													$ 500,000
Cathay Bank [Member]
Bank Loans (Details) [Line Items]
Aggregate amount																																	$ 650,000
Interest expenses																			$ 10,209	$ 6,090
Effective interest rates percentage																			0.00%		8.00%
Outstanding loan balance																			$ 1,000,000		$ 0
Principal amount																																	$ 650,000
Cathay Bank [Member] | Maximum [Member]
Bank Loans (Details) [Line Items]
Aggregate amount																												$ 1,000,000
Principal amount																												1,000,000
Cathay Bank [Member] | Minimum [Member]
Bank Loans (Details) [Line Items]
Aggregate amount																												650,000
Principal amount																												$ 650,000